Fair Value Measurements Fair Value Measurements Nonrecurring Measurements (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	$ 351,098	$ 351,098	$ 345,388
Trademarks and trade names	89,762	89,890
Other intangible assets, net	$ 1,144	1,300	$ 89
Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other intangible assets, net		$ 1,300